Federated Hermes Prudent Bear Fund
Portfolio of Investments
December 31, 2025 (unaudited)
Shares or Principal Amount			Value
		U.S. TREASURY—37.9%
	[1]	U.S. Treasury Bills—37.9%
$32,000,000	[2]	United States Treasury Bill, 3.812%, 1/20/2026 (IDENTIFIED COST $31,935,611)	$31,943,379
		COMMON STOCKS—12.0%
		Communication Services—0.6%
5,000	[3]	Criteo S.A., ADR	103,050
10,000	[3]	DoubleVerify Holdings, Inc.	114,400
2,500	[3]	Match Group Holdings II LLC	80,725
12,000	[3]	MNTN, Inc.	143,280
500		T-Mobile USA, Inc.	101,520
		TOTAL	542,975
		Consumer Discretionary—1.0%
1,000	[3]	Airbnb, Inc.	135,720
8,000	[3]	Cirsa Enterprises S.A.	139,156
5,000	[3]	DraftKings, Inc.	172,300
20,000	[3]	HBX Group International PLC	175,478
3,000		JD.com, Inc., ADR	86,100
12,000	[3]	Savers Value Village, Inc.	112,080
		TOTAL	820,834
		Consumer Staples—0.7%
2,000	[3]	Celsius Holdings, Inc.	91,480
4,000	[3]	Oddity Tech Ltd.	160,720
1,000		PepsiCo, Inc.	143,520
600		Philip Morris International, Inc.	96,240
1,000	[3]	Sprouts Farmers Market, Inc.	79,670
		TOTAL	571,630
		Energy—0.8%
4,000		Civitas Resources, Inc.	108,360
8,000	[3]	Infinity Natural Resources, Inc.	117,840
50,000	[3]	NS Group, Inc.	427,413
		TOTAL	653,613
		Financials—2.7%
300		American Express Co.	110,985
5,600	[3]	American Integrity Insurance Group, Inc.	116,648
300		Cboe Global Markets, Inc.	75,300
1,400		Citizens Financial Group, Inc.	81,774
18,000	[3]	Exzeo Group, Inc.	436,500
200		Goldman Sachs Group, Inc.	175,800
600		JPMorgan Chase & Co.	193,332
600		M&T Bank Corp.	120,888
16,000	[3]	Oportun Financial Corp.	84,640
2,000	[3]	PayPal Holdings, Inc.	116,760
10,000	[3]	SBI Shinsei Bank Ltd.	111,083
1,200		State Street Corp.	154,812
500		The Hartford Insurance Group, Inc.	68,900
400		Visa, Inc., Class A	140,284

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
22,000	[3]	Wealthfront Corp.	$ 298,980
		TOTAL	2,286,686
		Health Care—2.5%
600		AbbVie, Inc.	137,094
300		Amgen, Inc.	98,193
2,600		Bristol-Myers Squibb Co.	140,244
3,000	[3]	Caris Life Sciences, Inc.	80,940
1,500	[3]	CG Oncology, Inc.	62,280
100		Eli Lilly & Co.	107,468
800	[3]	Illumina, Inc.	104,928
4,000	[3]	Inmode Ltd.	58,760
500	[3]	IQVIA Holdings, Inc.	112,705
8,000	[3]	Kyverna Therapeutics, Inc.	75,200
2,000	[3]	LB Pharmaceuticals, Inc.	44,520
6,600	[3]	Legend Biotech Corp., ADR	143,484
8,333	[3]	Lumexa Imaging Holdings, Inc.	154,160
1,200		Merck & Co., Inc.	126,312
750	[3]	Neurocrine Biosciences, Inc.	106,373
3,500		Royalty Pharma PLC	135,240
4,000		Simulations Plus, Inc.	72,920
75,071	[3]	Sophia Genetics S.A.	350,582
		TOTAL	2,111,403
		Industrials—1.1%
15,000	[3]	Astroscale Holdings, Inc.	63,202
3,000	[3]	BETA Technologies, Inc.	84,630
7,560	[3]	Cardinal Infrastructure Group, Inc.	182,801
4,000	[3]	Fiverr International Ltd.	79,040
4,000	[3]	Grupo Aeromexico SAB de CV, ADR	87,840
400		Lockheed Martin Corp.	193,468
5,800	[3]	Lyft, Inc.	112,346
10,000	[3]	Timee, Inc.	80,802
1,200	[3]	Uber Technologies, Inc.	98,052
		TOTAL	982,181
		Information Technology—1.5%
500	[3]	Atlassian Corp. PLC	81,070
600	[3]	GoDaddy, Inc.	74,448
4,008	[3]	Innoscripta SE	425,153
600	[3]	Monday.com Ltd.	88,536
600		NVIDIA Corp.	111,900
85,000	[3]	Silvaco Group, Inc.	344,250
12,000	[3]	SimilarWeb Ltd.	89,880
5,000	[3]	Tekscend Photomask Corp.	95,132
		TOTAL	1,310,369
		Real Estate—0.6%
600		American Tower Corp.	105,342
1,700		Crown Castle, Inc.	151,079
8,000	[3]	Fermi LLC	64,000
4,000		Host Hotels & Resorts, Inc.	70,920
350		Public Storage	90,825
		TOTAL	482,166

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Utilities—0.5%
1,000	Duke Energy Corp.	$ 117,210
1,000	National Fuel Gas Co.	80,060
3,000	UGI Corp.	112,290
600	Vistra Corp.	96,798
	TOTAL	406,358
	TOTAL COMMON STOCKS (IDENTIFIED COST $10,665,993)	10,168,215
	INVESTMENT COMPANY—48.9%
41,216,791	Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[4] (IDENTIFIED COST $41,216,791)	41,216,791
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $83,818,395)	83,328,385
	OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	1,032,924
	NET ASSETS—100%	$84,361,309
SECURITIES SOLD SHORT—(65.6)%
Shares			Value
		Communication Services—(0.2)%
1,500		AT&T, Inc.	$ 37,260
1,400		News Corp., Class A	36,568
600		Omnicom Group, Inc.	48,450
1,080		Verizon Communications, Inc.	43,988
3,000	[3]	ZoomInfo Technologies, Inc.	30,510
		TOTAL	196,776
		Consumer Discretionary—(0.9)%
280	[3]	AutoNation, Inc.	57,814
800		Choice Hotels International, Inc.	76,208
250		Dick’s Sporting Goods, Inc.	49,493
600		Genuine Parts Co.	73,776
400		Hyatt Hotels Corp.	64,128
450		Lennar Corp., Class A	46,260
2,600		LKQ Corp.	78,520
2,900	[3]	Millrose Properties, Inc.	86,623
12,900		Newell Brands, Inc.	47,988
1,290		Restaurant Brands International, Inc.	88,017
2,000	[3]	Valvoline, Inc.	58,120
760		Whirlpool Corp.	54,826
		TOTAL	781,773
		Consumer Staples—(0.4)%
900		Bunge Global S.A.	80,172
1,450		McCormick & Co., Inc.	98,760
1,400		Mondelez International, Inc.	75,362
4,300		Reynolds Consumer Products, Inc.	98,556
		TOTAL	352,850
		Energy—(0.4)%
730		Diamondback Energy, Inc.	109,741
3,200		Kinder Morgan, Inc.	87,968
1,700		Viper Energy, Inc.	65,671
1,700		Williams Cos., Inc.	102,187
		TOTAL	365,567

Shares			Value
		Financials—(1.2)%
2,000		Ally Financial, Inc.	$ 90,580
4,800		Blue Owl Capital, Inc.	71,712
500		BOK Financial Corp.	59,230
700		Brown & Brown	55,790
400	[3]	Freedom Holding Corp.	48,672
5,000		KeyCorp	103,200
800		Prosperity Bancshares, Inc.	55,288
1,200		Ryan Specialty Group Holdings, Inc.	61,956
800		South State Corp.	75,288
4,700		Starwood Property Trust, Inc.	84,647
1,700		TPG, Inc.	108,528
13,000		UWM Holdings Corp.	56,940
50		White Mountains Insurance Group, Inc.	103,901
		TOTAL	975,732
		Health Care—(0.9)%
3,500		Baxter International, Inc.	66,885
400		Becton Dickinson & Co.	77,628
1,700		Bruker Corp.	80,087
900	[3]	Cooper Cos., Inc.	73,764
3,000	[3]	Elanco Animal Health, Inc.	67,890
1,000		GE HealthCare Technologies, Inc.	82,020
2,600	[3]	Moderna, Inc.	76,674
700		Revvity, Inc.	67,725
900	[3]	Solventum Corp.	71,316
120		Thermo Fisher Scientific, Inc.	69,534
		TOTAL	733,523
		Industrials—(1.1)%
600		3M Co.	96,060
800		Aaon, Inc.	61,000
300	[3]	Boeing Co.	65,136
350		Dover Corp.	68,334
500		Emerson Electric Co.	66,360
1,600		Fastenal Co.	64,208
500	[3]	FTI Consulting, Inc.	85,415
600		Ingersoll-Rand, Inc.	47,532
1,400		Knight-Swift Transportation Holdings, Inc.	73,192
2,200		Manpower, Inc.	65,406
300		Nordson Corp.	72,129
1,700	[3]	Trex Co., Inc.	59,636
180		Watsco, Inc.	60,651
		TOTAL	885,059
		Information Technology—(0.7)%
200	[3]	Arrow Electronics, Inc.	22,036
1,130		Bentley Systems, Inc.	43,127
2,500	[3]	CCC Intelligent Solutions Holdings, Inc.	19,875
310		CDW Corp.	42,222
500		Crane NXT Co.	23,535
1,000	[3]	Dynatrace Holdings LLC	43,340
250		Entegris, Inc.	21,063
100	[3]	F5, Inc.	25,526
680	[3]	Gitlab, Inc.	25,520
1,200		Hewlett Packard Enterprise Co.	28,824
2,250		HP, Inc.	50,130

Shares			Value
		Information Technology—continued
2,800	[3]	Ingram Micro Holding Corp.	$ 59,752
550	[3]	Intel Corp.	20,295
800	[3]	nCino, Inc.	20,512
100	[3]	Palo Alto Networks, Inc.	18,420
40		Roper Technologies, Inc.	17,805
1,000	[3]	Sailpoint, Inc.	20,230
270		TD SYNNEX Corp.	40,562
40		Ubiquiti Networks, Inc.	22,134
380		Universal Display Corp.	44,376
		TOTAL	609,284
		Materials—(0.4)%
290		Air Products & Chemicals, Inc.	71,636
3,000		Dow, Inc.	70,140
3,900		Graphic Packaging Holding Co.	58,734
1,600		International Paper Co.	63,024
1,500		Silgan Holdings, Inc.	60,555
		TOTAL	324,089
		Real Estate—(0.4)%
300		Avalonbay Communities, Inc.	54,393
2,800		Cousins Properties, Inc.	72,184
310		Essex Property Trust, Inc.	81,121
2,300		Rexford Industrial Realty, Inc.	89,056
2,500		Weyerhaeuser Co.	59,225
		TOTAL	355,979
		Utilities—(0.3)%
1,000		Alliant Energy Corp.	65,010
1,100		Dominion Energy, Inc.	64,449
700		Sempra Energy	61,803
750		Xcel Energy, Inc.	55,395
		TOTAL	246,657
		Total Securities Sold Short (PROCEEDS $22,061,121)	$55,334,681
At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	105	$36,185,625	March 2026	$(68,549)
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2025	$8,029,553
Purchases at Cost	$69,299,428
Proceeds from Sales	$(36,112,190)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$41,216,791
Shares Held as of 12/31/2025	41,216,791
Dividend Income	$523,791

1	Discount rate(s) at time of purchase.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$31,943,379	$—	$31,943,379
Equity Securities:
Common Stocks
Domestic	7,772,624	—	—	7,772,624
International	1,416,668	978,923	—	2,395,591
Investment Company	41,216,791	—	—	41,216,791
TOTAL SECURITIES	$50,406,083	$32,922,302	$—	$83,328,385
Other Financial Instruments:
Liabilities
Securities Sold Short	$(55,334,681)	$—	$—	$(55,334,681)
Futures Contracts	(68,549)	—	—	(68,549)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(55,403,230)	$—	$—	$(55,403,230)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt